CAPITAL STOCK AND REVERSE STOCK SPLIT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
CAPITAL STOCK AND REVERSE STOCK SPLIT

NOTE 12: CAPITAL STOCK AND REVERSE STOCK SPLIT

On September 14, 2023, we filed an amendment to its Articles of Incorporation to effect a 1-for-600 reverse stock split of its issued and outstanding shares of common stock, each with $0.001 par value (“Common Stock”). All per share amounts and number of shares, in the consolidated financial statements and related notes have been retroactively adjusted to reflect the reverse stock split.

Preferred Stock

As of September 30, 2023, we are authorized to issue 230,000 shares of preferred stock with a par value of $0.001, of which 150,000 shares have been designated as Series A Preferred Stock, and 80,000 shares have been designated as Series B Preferred Stock with a par value of $10 per share.

Series A Preferred Stock

As of September 30, 2023, we are authorized to issue 150,000 of Series A Preferred stock with par value of $0.001. Each share of Series A Preferred Stock was (i) convertible into 1.6 shares of Common Stock, and (ii) entitled to vote 15,000 shares of Common Stock on all matters submitted to a vote by holders of Common Stock. All issued and outstanding shares of Series A Preferred Stock are held by our Chief Executive Officer.

As of September 30, 2023 and December 31, 2022, 149,892 shares of Series A Preferred Stock were issued and outstanding, respectively.

Series B Preferred Stock

As of September 30, 2023, we are authorized to issue 80,000 of Series A Preferred Stock with par value of $10.00. Each share of Series B Preferred Stock (i) is convertible into Common Stock at a price per share equal to sixty one percent (61%) of the lowest price for our Common Stock during the twenty (20) days of trading preceding the date of the conversion; (ii) earns dividends at the rate of nine percent (9%) per annum; and, (iii) has no voting rights.

As of September 30, 2023 and December 31, 2022, 0 and 0 shares of Series B Preferred Stock were issued and outstanding, respectively.

Common Stock

As of September 30, 2023, we are authorized to issue 500,000,000 shares of Common Stock with a par value of $0.001. All shares of Common Stock have equal voting rights, are non-assessable, and have one vote per share.

During the nine months ended September 30, 2023, we issued Common Stock as follows:

●	21,428 shares issued for conversion of debt;
●	77,010 shares issued for adjustment to PPM investors;
●	536 shares issued for stock-based compensation;
●	165,290 shares issued for partial payment on acquisition of select assets from Cyren Ltd bankruptcy trustee.

As of September 30, 2023 and December 31, 2022, 269,124 and 4,360 shares of Common Stock were issued and outstanding, respectively.

Warrants

A summary of activity during the nine months ended September 30, 2023 follows:

	Warrants Outstanding
		Weighted Average
	Number	Exercise Price
Outstanding, December 31, 2022	267	$13,242.00
Granted	753,973	.60
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, September 30, 2023	754,240	$8.03

During the nine months ended September 30, 2023, 0 warrants were exercised and we issued 0 shares of Common Stock as a result.

The following table summarizes information relating to outstanding and exercisable warrants as of September 30, 2023:

Exercisable Warrants Outstanding
	Weighted Average Remaining
Number of Warrants	Contractual life (in years)	Weighted Average Exercise Price
10	2.20	$96,000.00
12	2.56	$72,000.00
26	2.82	$21,600.00
5	3.00	$21,600.00
55	3.05	$5,929.10
124	3.23	$4,464.00
32	3.61	$3,600.00
3	3.61	$3,600.00
270,833	.75	$0.60
250,000	.75	$0.60
191,473	.19	$0.60
41,667	.76	$0.60
754,240	.59	$5.09

NOTE 12: CAPITAL STOCK AND REVERSE STOCK SPLIT

Changes in Authorized Shares

On March 5, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 250,000,000.

On April 15, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 750,000,000.

On August 17, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 1,500,000,000.

On November 25, 2020 the Company filed a Certificate of Designation to authorize and create its Series B Preferred shares, consisting of 80,000 shares, $0.001 par value.

On December 15, 2020 the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 1,800,000,000.

On July 1, 2021, we effected a 1-for-2,000 reverse stock split of our issued and outstanding common stock.

On March 7, 2022, the Company filed an amendment to its Articles of Incorporation to effect a 1-for-8 reverse stock split of its issued and outstanding shares of common and preferred shares, each with $0.001 par value. All per share amounts and number of shares, in the consolidated financial statements and related notes have been retroactively adjusted to reflect the reverse stock split.

On September 20, 2023, the Company filed an amendment to its Articles of Incorporation to effect a 1-for-600 reverse stock split of its issued and outstanding shares of common and preferred shares, each with $0.001 par value. All per share amounts and number of shares, in the consolidated financial statements and related notes have been retroactively adjusted to reflect the reverse stock split.

Preferred Stock

Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) is convertible into Common stock at a price per share equal to sixty one percent (61%) of the lowest price for our Common stock during the twenty (20) days of trading preceding the date of the conversion; (iii) earns dividends at the rate of nine percent (9%) per annum; and, (iv) has no voting rights.

During the year ended December 31, 2022, we issued 7,875 shares of Series B preferred stock for $78,750, less $3,750 financing fees.

During the year ended December 31, 2022, we redeemed 37,625 shares of Series B preferred stock, representing all outstanding shares of Series B preferred stock, for $487,730.

During the year ended December 31, 2022 we recorded an accrued dividend of $104,631, and amortization of debt discount, included in interest expense of $22,439.

As of December 31, 2022 and December 31, 2021, 0 and 29,750 shares of Series B were issued and outstanding, respectively.

Each share of Series A is the equivalent of 25 shares of Common Stock. Our Chief Executive Officer, Jason Remillard, holds 149,892 shares of our Series A Preferred Stock. Through his ownership of Series A Preferred Stock, Mr. Remillard has voting control over all matters to be submitted to a vote of our shareholders.

During the year ended December 31, 2022, we issued 108,000 shares of Common Stock for conversion of Series A Preferred Stock.

As of December 31, 2022 and December 31, 2021, 149,892 and 150,000 shares of Series A Preferred Stock were issued and outstanding, respectively.

Common Stock

As of December 31, 2022, the Company is authorized to issue 125,000,000 shares of common stock with a par value of $0.001. All shares have equal voting rights, are non-assessable, and have one vote per share. The total number of shares of Company common stock issued and outstanding as of December 31, 2022 and 2021, respectively, was 4,360 and 203 shares, respectively.

During the year ended December 31, 2022, the Company issued common stock as follows:

●	1,665 shares issued for conversion of debt;
●	11 shares issued upon the cash-less exercise of warrants;
●	635 shares issued for consideration under an asset purchase agreement;
●	180 shares issued for conversion of Series A Preferred Stock;
●	83 shares issued for services;
●	30 shares issued as a loan fee in connection with the issuance of promissory notes; and
●	1,552 shares were subscribed for cash pursuant to private placement offering.

During the year ended December 31, 2021, the Company issued common stock as follows:

●	41 shares issued for conversion of debt;
●	17 shares issued for cash of $1,000,000, less financing cost of $10,000, less an additional financing discount of $143,199;
●	2 shares issued for service;
●	2 shares issued upon the cash-less exercise of warrants;
●	30 shares issued for conversion of Series B preferred stock;
●	2 shares issued as a loan fee in connection with the issuance of promissory notes.

Beginning on August 25, 2022 and concluding on November 4, 2022, the Company initiated a private placement transaction with certain “accredited investors,” as defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended. In connection with the Offering, we entered into a securities purchase agreement with each investor pursuant to which we offered and sold to the investors a total of 1,552 shares of our common stock, par value $0.001 at a purchase price of $600 per share, for aggregate gross proceeds of approximately $931,000. The Common stock has not been registered under the Securities Act, and may not be offered or sold in the United States absent effective registration or an applicable exemption from registration requirements. For these shares, we are relying on the private placement exemption from registration provided by Section 4(a)(2) of the Securities Act and by Rule 506 of Regulation D, promulgated thereunder and on similar exemptions under applicable state laws.

Warrants

The Company identified conversion features embedded within warrants issued during the year ended December 31, 2020. The Company has determined that the conversion feature of the Warrants represents an embedded derivative since the conversion price includes a reset provision which could cause adjustments upon conversion. During the year ended December 31, 2020, 21 warrants were granted, for a period of five years from issuance, at price of $4,800,000 per share. However, as of September 30, 2020, -0- of these original warrants, as reset, were completely cancelled and are all null and void in all respects as part of the consideration for the issuance of the Exchange Note.

As a result of the reset features, the warrants increased by 38 for the year ended December 31, 2020, and the total warrants exercisable into 38 shares of common stock at a weighted average exercise price of $48,960 per share as of December 31, 2020. The reset feature of warrants was effective at the time that a separate convertible instrument with lower exercise price was issued. We accounted for the issuance of the Warrants as a derivative.

During the year ended December 31, 2020, the Company entered into an agreement with three existing investors in the Company (the “Holders”), each of which was the holder of warrants issued the Company. The total number of warrants (collectively, the “Warrants”) held by the Holders totaled 2. The Company and the Holders agreed to exchange the Warrants for three newly issued convertible promissory notes. As a result of the exchange, the Company recorded loss on settlement of $100,000.

On December 11, 2020, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with Triton Funds LP, a Delaware limited partnership (“Triton”). Pursuant to the Purchase Agreement, subject to certain conditions set forth in the Purchase Agreement, Triton is obligated to purchase up to One Million Dollars ($1,000,000) of the Company’s common stock from time-to-time. The Company also granted to Triton warrants to purchase 10 shares of the Company’s Common Stock. The exercise price for the warrants is $96,000 per share, and may be exercised at any time, in whole or in part, prior to December 11, 2025. The Warrant Agreement provides for certain adjustments that may be made to the exercise price and the number of shares issuable upon exercise due to future corporate events. The Warrant Agreement also contains a limited cashless exercise feature, providing for the cashless exercise of 2 shares only upon the Company’s failure to secure the effectiveness of the Registration Statement, which is to include all shares under the Warrant Agreement.

During the year ended December 31, 2021, the Company issued the following warrants: (i) to acquire 12 shares of the Company’s common stock pursuant at an exercise price of $72,000, with a cashless exercise option; (ii) to acquire 12 shares of the Company’s common stock at an exercise price of $72,000, exercisable only in the event of a default under that certain Senior Secured Promissory Note issued on 23 April 2021 in the original principal amount of $832,000; (iii) to acquire 26 shares of the Company’s common stock at an exercise price of $21,600, exercisable only in the event of a default under that certain Senior Secured Promissory Note issued on July 27, 2021 in the original principal amount of $282,000; (iv) to acquire 5 shares of the Company’s common stock at an exercise price of $21,600, exercisable only in the event of a default under that certain Convertible Promissory Note issued on September 28, 2021 in the original principal amount of $282,000; (v) to acquire 67 shares of the Company’s common stock at an exercise price of $21,600, exercisable only in the event of a default under that certain Convertible Promissory Note issued on October 19, 2021 in the original principal amount of $444,444 and, (vi) to acquire 124 shares of the Company’s common stock at an exercise price of $4,464, exercisable only in the event of a default under that certain Convertible Promissory Note issued on December 21, 2021 in the original principal amount of $555,555.

During the year ended December 31, 2022, the Company issued the following warrants: (i) to acquire 32 shares of the Company’s common stock pursuant at an exercise price of $3,600, with a cashless exercise option; and (ii) to acquire 3 shares of the Company’s common stock pursuant at an exercise price of $3,600, with a cashless exercise option.

A summary of activity during the period ended December 31, 2022 follows:

		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2020	10	$12,000.
Granted	236	13,308
Reset feature	-	-
Exercised	(4)	3,480
Forfeited/canceled	-	-
Outstanding, December 31, 2021	245	$16,716
Granted	34	3,600
Reset feature	-	-
Exercised	(13)	-
Forfeited/canceled	-	-
Outstanding, December 31, 2022	267	$13,242

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2022:

Warrants Outstanding			Warrants Exercisable
Number of Shares	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
10	2.95	$96,000	-	$-
12	3.31	$72,000	-	$-
26	3.57	$21,600	-	$-
5	3.75	$21,600	-	$-
55	3.80	$5,928	-	$-
124	4.00	$4,464	-	$-
34	4.36	$3,600	-	$-